401K Plan (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
401K Plan [Abstract]
Each employee’s contributions	100.00%		100.00%
Individual’s compensation	4.00%		4.00%
Company’s contributions	$ 0.2	$ 0.2	$ 0.2	$ 0.2